Equity - Schedule of Movement of Respective Share Purchase Warrants and Issuance of Employee Share Incentive Plan (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Movement of Respective Share Purchase Warrants and Issuance of Employee Share Incentive Plan [Abstract]
At the beginning of financial year	$ 24,379,389	$ 22,699,351
Additions and recognized in profit or loss		1,680,038
Adjustment of warrants terminated	(16,244,916)
At the end of financial year	$ 8,134,473	$ 24,379,389